Earnings Per Share - Computation of Basic and Diluted Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Net income (loss) attributable to equity shareholders of the Company	$ (265)	$ 1,020	$ 1,448
Weighted average ordinary shares outstanding, basic (in shares)	553	552	539
Effect of potentially dilutive shares from employee equity plans (in shares)	0	4	13
Weighted average ordinary shares outstanding, Diluted (in shares)	553	556	552
Total basic and diluted earnings per share attributable to equity shareholders, basic (in dollars per share)	$ (0.48)	$ 1.85	$ 2.69
Total basic and diluted earnings per share attributable to equity shareholders, diluted (in dollars per share)	$ (0.48)	$ 1.83	$ 2.62